Consolidated Condensed Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash	$ 8,070	$ 3,066	$ 260
Accounts receivable	29,128
Other current assets	13,278
Deposits on acquisition	35,500	75,000
Total Current Assets	85,976	78,066	260
Intangible assets	154,829
Property and equipment, net	6,208,046
Other assets	106,411
Total Assets	6,555,262	78,066	260
Current Liabilities:
Accounts payable	381,038	350,465	283,879
Accrued liabilities	783,097	704,987	539,844
Convertible Notes	1,078,456	818,753	527,150
Derivative liabilities	1,380,791	409,948	402,881
Loans payable	364,875	431,000	481,000
Other liabilities	6,367,227
Total Liabilities	10,355,484	2,715,153	2,234,754
Commitments and Contingencies
MEZZANINE EQUITY
Series C Preferred stock, 10,000,000 shares authorized, par value $0.01; 5,000,000 and no shares issued and outstanding, respectively	120,000
Series D Preferred stock, 125,000 shares authorized, par value $0.0001; 125,000 and no shares issued and outstanding, respectively	18,750
Total mezzanine equity	138,750
Stockholders' Equity (Deficit):
Preferred stock
Common stock	10,497	3,455	3,156,612
Treasury stock, at cost - 58,333 shares	(773,500)	(773,500)	(773,500)
Additional paid in capital	74,845,612	73,343,205	69,892,158
Accumulated other comprehensive income	73
Accumulated deficit	(78,055,519)	(75,244,112)	(74,543,629)
Total Stockholders' Deficit	(3,800,222)	(2,637,087)	(2,234,494)
Total Liabilities and Stockholders' Deficit	6,555,262	78,066	260
Series A Preferred stock
Stockholders' Equity (Deficit):
Preferred stock	33,815	33,815	33,815
Total Stockholders' Deficit		33,815	33,815
Series B Preferred stock
Stockholders' Equity (Deficit):
Preferred stock	$ 50	50	50
Total Stockholders' Deficit		$ 50	$ 50